EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Disclosure of Employee Benefits Expense
The following table summarizes the employee benefits expense recorded and included in administrative and selling expenses during the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	$	$	$
Wages and salaries (Note 14.1)	24,316,116	6,651,138	4,726,926
Share-based compensation (Note 15)	71,081,047	65,248,941	1,421,973
	95,397,163	71,900,079	6,148,899